FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.  FINANCIAL INSTRUMENTS

Financial instruments held by the Group as of December 31, 2021 and 2020:

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2021	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	32,574,118	—	32,574,118
- Debt securities at fair value through profit or loss	19,757,685	—	—	19,757,685
- Derivatives	221,858	—	—	221,858
- Reverse Repo transactions	—	42,849,578	—	42,849,578
- Other financial assets	12,378,608	1,544,353	—	13,922,961
- Loans and other financing	—	155,474,329	—	155,474,329
- Other debt securities	—	8,236,582	70,693,658	78,930,240
- Financial assets pledged as collateral	8,085,145	454,789	—	8,539,934
- Investments in Equity Instruments	157,013	—	107,267	264,280
Total Assets	40,600,309	241,133,749	70,800,925	352,534,983
Liabilities
- Deposits	—	288,458,097	—	288,458,097
- Liabilities at fair value through profit or loss	2,053,216	—	—	2,053,216
- Other financial liabilities	23,010,832	769,410	—	23,780,242
- Financing received from the Argentine Central Bank and other financial institutions	—	6,252,548	—	6,252,548
- Unsubordinated debt securities	—	1,059,240	—	1,059,240
Total Liabilities	25,064,048	296,539,295	—	321,603,343

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2020	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	55,357,647	—	55,357,647
- Debt securities at fair value through profit or loss	14,900,812	—	—	14,900,812
- Derivatives	217,271	—	—	217,271
- Repo transactions	—	33,742,602	—	33,742,602
- Other financial assets	5,143,926	1,324,257	—	6,468,183
- Loans and other financing	—	159,085,216	—	159,085,216
- Other debt securities	—	9,547,351	52,127,363	61,674,714
- Financial assets pledged as collateral	7,075,371	328,218	—	7,403,589
- Investments in Equity Instruments	131,517	—	44,070	175,587
Total Assets	27,468,897	259,385,291	52,171,433	339,025,621
Liabilities
- Deposits	—	269,644,541	—	269,644,541
- Liabilities at fair value through profit or loss	3,021,859	—	—	3,021,859
- Derivates	3,011	—	—	3,011
- Other financial liabilities	11,058,933	305,295	—	11,364,228
- Financing received from the Argentine Central Bank and other financial institutions	—	8,833,545	—	8,833,545
- Unsubordinated debt securities	—	6,379,922	—	6,379,922
- Subordinated debt securities	—	1,721,443	—	1,721,443
Total Liabilities	14,083,803	286,884,746	—	300,968,549